Commitments and contingencies - Capital commitments and contingencies (Details) - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingencies
Contracted capital expenditure	SFr 0	SFr 0
Outstanding litigation	SFr 0